Equity Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cost Method	Dec. 31, 2011 Cost Method	Oct. 31, 2011 Cost Method Yunfeng Funds	Dec. 31, 2012 Equity Method	Dec. 31, 2012 Equity Method CRIC	Dec. 31, 2011 Equity Method CRIC	Dec. 31, 2012 Equity Method E-House	Apr. 20, 2012 Equity Method E-House	Dec. 31, 2012 Equity Method Others	Dec. 31, 2011 Equity Method Others	Dec. 31, 2012 Available-for-sale Securities	Dec. 31, 2011 Available-for-sale Securities
Equity investments
Balance at the beginning of the period	$ 463,939	$ 508,113		$ 129,237	$ 31,368		$ 224,900	$ 244,388	$ 466,460			$ 26,450	$ 7,917	$ 63,864	$ 2,368
Investments made	304,253	253,256		34,623	96,829	50,000			2,068	190,669		10,300	18,702	68,661	135,657
Income (loss) from investment	(10,730)	1,466	12,604					(9,077)	2,641	(7,657)		6,004	(1,175)
Investment impairment	(18,498)	(281,548)	(128,554)	(8,580)	(386)				(230,258)			(1,546)		(8,372)	(50,904)
Unrealized gain (loss)	30,373	(23,257)												30,373	(23,257)
Disposal of investment	(304,463)			(1,584)				(236,212)				(260)		(66,407)
Others	2,001	5,909		190	1,426			901	3,477	742		168	1,006
Balance at the end of the period	466,875	463,939	508,113	153,886	129,237		224,900		244,388	183,754		41,116	26,450	88,119	63,864
Operating data:
Revenue	528,198
Gross profit	276,876
Loss from operations	(18,599)
Net loss	(30,205)
Net loss attributable to our equity investments companies	(23,740)
Balance sheet data:
Current assets	789,381
Long-term assets	434,744
Current liabilities	249,963
Long-term liabilities	54,357
Non-controlling interest	6,189
Allocation of cost
Carrying value of equity investment									244,388	183,754	190,669
Proportionate share of investee's shareholders' equity									197,225	169,729	175,777
Excess of carrying value of investment proportionate share of investee's shareholders' equity									47,163	14,025	14,892
The excess of carrying value has been primarily assigned to:
Goodwill									24,511	1,992	2,075
Amortizable intangible assets									30,195	16,086	17,207
Deferred tax liabilities									(7,543)	(4,053)	(4,390)
Cumulative earnings (losses) in equity interest									$ 15,707	$ (7,657)
Weighted average life of the intangible assets recorded in investee's financial statements								10 years		8 years
Weighted average life of the intangible assets not recorded in investee's financial statements								7 years		6 years